CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED SHARES AND CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT)	Preferred stock Previously Reported Legacy TOI Preferred Stock USD ($) shares	Preferred stock Previously Reported USD ($) shares	Preferred stock Revision of Prior Period, Adjustment Legacy TOI Preferred Stock USD ($) shares	Preferred stock Revision of Prior Period, Adjustment USD ($) shares	Preferred stock Legacy TOI Preferred Stock USD ($) shares	Preferred stock Legacy TOI Preferred Stock USN ($) shares	Preferred stock USD ($) shares	Preferred stock USN ($) shares	Common stock Previously Reported Legacy TOI Common Stock USD ($) shares	Common stock Previously Reported USD ($) shares	Common stock Revision of Prior Period, Adjustment Legacy TOI Common Stock USD ($) shares	Common stock Revision of Prior Period, Adjustment USD ($) shares	Common stock Legacy TOI Common Stock USD ($) shares	Common stock Legacy TOI Common Stock USN ($) shares	Common stock USD ($) shares	Common stock USN ($) shares	Additional paid in capital Previously Reported USD ($)	Additional paid in capital Revision of Prior Period, Adjustment USD ($)	Additional paid in capital USD ($)	Retained Earnings/ (Accumulated Deficit) Previously Reported USD ($)	Retained Earnings/ (Accumulated Deficit) Revision of Prior Period, Adjustment USD ($)	Retained Earnings/ (Accumulated Deficit) USD ($)	Previously Reported USD ($)	Revision of Prior Period, Adjustment USD ($)	USD ($)
Balance at beginning (in shares) at Dec. 31, 2019 | shares	(11,451)	0	0	0					(100)	59,101,090	0	59,101,090
Balance at beginning at Dec. 31, 2019	$ (100,114,000)	$ 0	$ 0	$ 0	$ 100,114,000	$ 11,451	$ 0	$ 0	$ 0	$ 6,000	$ 0	$ 6,000	$ 0	$ 100	$ 0	$ 0	$ 48,137,000	$ 48,231,000	$ 94,000	$ 0	$ (6,015,000)	$ (6,015,000)	$ 48,143,000	$ 42,222,000	$ (5,921,000)
Changes in Stockholders' Equity
Net income (loss)					$ 0		$ 0						$ 0		$ 0				0			(14,322,000)			(14,322,000)
Exercise of Legacy TOI common share options (in shares) | shares					0	0	0	0					0	0	0	0
Exercise of Legacy TOI common share options					$ 0	$ 0	$ 0	$ 0					$ 0	$ 0	$ 0	$ 59,102			50,000			0			50,000
Deemed dividend on extinguishment of Legacy TOI preferred stock re-issuance					0		0						0		0				31,970,000			(31,970,000)			0
Share-based compensation expense					$ 0	$ 0	$ 0	$ 0					$ 0	$ 0	$ 0	$ 0			(151,000)			0			(151,000)
Balance at ending (in shares) at Dec. 31, 2020 | shares	11,451	0	(11,451)		0	0	0	0	0	0		59,160,192	0	0	59,160,192	59,160,192
Balance at ending at Dec. 31, 2020	$ 100,000	$ 0	$ (100,000)		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0		$ 6,000	$ 0	$ 0	$ 6,000	$ 59,160,192	294,000	80,108,000	80,402,000	(52,307,000)		(52,307,000)	(52,013,000)	80,114,000	28,101,000
Changes in Stockholders' Equity
Net income (loss)																						(996,000)			(996,000)
Exercise of Legacy TOI common share options															$ 1,000	$ 6,861,637			19,998,000						19,999,000
Share-based compensation expense																			42,000						42,000
Balance at ending (in shares) at Mar. 31, 2021 | shares					0	0	0	0					0	0	66,021,829	66,021,829
Balance at ending at Mar. 31, 2021					$ 0		$ 0						$ 0		$ 7,000				100,442,000			(53,303,000)			47,146,000
Balance at beginning (in shares) at Dec. 31, 2020 | shares	11,451	0	(11,451)		0	0	0	0	0	0		59,160,192	0	0	59,160,192	59,160,192
Balance at beginning at Dec. 31, 2020	$ 100,000	$ 0	$ (100,000)		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0		$ 6,000	$ 0	$ 0	$ 6,000	$ 59,160,192	$ 294,000	$ 80,108,000	80,402,000	$ (52,307,000)		(52,307,000)	$ (52,013,000)	$ 80,114,000	28,101,000
Changes in Stockholders' Equity
Net income (loss)					$ 0	$ 0	$ 0	$ 0					$ 0	$ 0	$ 0	$ 0			0			(10,927,000)			(10,927,000)
Common stock issued in connection with the Business Combination (refer to Note 1) and Legacy TOI preferred stock issued (in shares) | shares					0	0	163,510	163,510					0	0	0	0
Common stock issued in connection with the Business Combination (refer to Note 1) and Legacy TOI preferred stock issued					$ 0	$ 0	$ 0	$ 0					$ 0	$ 0	$ 1,000	$ 14,088,850			46,098,000			0			46,099,000
Preferred stock issued in connection with the Closing of the Business Combination (in shares) | shares					0	0	0	0					0	0	0	0
Preferred stock issued in connection with the Closing of the Business Combination					$ 0		$ 0						$ 0		$ 0				16,351,000			0			16,351,000
Share-based compensation expense					0		$ 0						0		$ 0				24,535,000			0			24,535,000
Balance at ending (in shares) at Dec. 31, 2021 | shares							163,510	163,510							73,249,042	73,249,042
Balance at ending at Dec. 31, 2021					$ 0	$ 0	$ 0	$ 163,510					$ 0	$ 0	$ 7,000	$ 73,249,042			167,386,000			(63,234,000)			104,159,000
Changes in Stockholders' Equity
Net income (loss)																						19,286,000			19,286,000
Share-based compensation expense																			8,553,000						8,553,000
Balance at ending (in shares) at Mar. 31, 2022 | shares							163,510	163,510							73,276,230	73,276,230
Balance at ending at Mar. 31, 2022															$ 7,000				$ 175,939,000			$ (43,948,000)			$ 131,998,000